ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jun. 06, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares outstanding			157,138,000
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	99,277,116	96,821,132
Ordinary shares, shares outstanding	98,032,240	96,455,774	83,832,712
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	73,305,288	73,305,288
Ordinary shares, shares outstanding	73,305,288	73,305,288	73,305,288
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	99,277,116	96,821,132
Ordinary shares, shares outstanding	98,032,240	96,455,774
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	73,305,288	73,305,288
Ordinary shares, shares outstanding	73,305,288	73,305,288